FINANCIAL INSTRUMENTS - Financial instruments (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2021 MXN ($) $ / $	Dec. 31, 2020 CAD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 5,919,000	$ (143,874,000)	$ (219,835,000)	$ 11,603,000	$ 516,000	$ (152,037,000)
Exchange rate	1.2678	1.0000	20.5835	1.2732	1.0000	19.9487
Equivalent US dollars	$ 4,669,000			$ 9,113,000			$ (143,874,000)	$ (10,680,000)	$ 516,000	$ (7,621,000)
Trade payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(128,000)	$ (2,642,000)	$ (66,350,000)	(73,000)	$ (2,074,000)	$ (9,022,000)
Lease obligation
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ (74,000)	(520,000)	(16,935,000)	$ (194,000)		(2,471,000)
Camino Rojo Project Loan
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency		$ (113,260,000)			$ (60,696,000)
Newmont Loan
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency			$ (211,881,000)			$ (188,319,000)
Exchange rate | $ / $	20.58	20.58	20.58	19.95	19.95	19.95
Fresnillo obligation
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency		$ (37,800,000)
Accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ (1,637,000)	(2,226,000)	$ (44,070,000)
Cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	7,583,000	12,061,000	50,923,000	$ 11,752,000	$ 62,809,000	$ 2,804,000
Accounts receivable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	20,000	4,000	5,733,000	32,000	4,000	245,000
Restricted funds
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 155,000	$ 509,000	$ 62,745,000	$ 86,000	$ 473,000	$ 44,726,000